Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Information [Line Items]
Entity Registrant Name	GAS TRANSPORTER OF THE SOUTH INC
Entity Central Index Key	0000931427
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	780,894,503
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Class "A" Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	405,192,594
Class "B" Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	389,302,689